Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2013	2012
Pledged financial assets	285	288
Derivatives (including embedded derivatives) (see Note 5)	128	144
Investments	72	57
Restricted cash	95	80
Loans granted (see Note 6)	54	58
Other	124	149

Total	758	776